TAX-FREE FIXED INCOME FUND VI FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount			Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 45.62% of net assets applicable to common shareholders, total cost of $1,567,436
$20,000	B	C	Puerto Rico Electric Power Authority	5.25%	07/01/27	$13,350
20,000	B	C	Puerto Rico Electric Power Authority	6.75%	07/01/36	13,350
50,000	B		Puerto Rico Sales Tax	4.50%	07/01/34	50,001
26,000	B		Puerto Rico Sales Tax	4.55%	07/01/40	26,010
190,000	B		Puerto Rico Sales Tax	4.75%	07/01/53	179,087
827,000	B		Puerto Rico Sales Tax	5.00%	07/01/58	796,198
262,000	B		Puerto Rico Sales Tax	4.33%	07/01/40	256,336
8,000	B		Puerto Rico Sales Tax	4.54%	07/01/53	7,246
215,000	B		Puerto Rico Sales Tax	4.78%	07/01/58	200,731

$1,618,000						$1,542,310

Puerto Rico Agencies Zero Coupons Bonds - 3.90% of net assets applicable to common shareholders, total cost of $128,209
$527,500		D	Puerto Rico Sales Tax	0.00%	07/01/51	$131,962

US Government, Agency and Instrumentalities - 41.28% of net assets applicable to common shareholders, total cost of $1,340,514
1,000,000		A	Federal Home Loan Bank	5.50%	07/15/36	1,094,272
300,000			Federal Home Loan Bank	5.87%	04/10/45	301,026

$1,300,000						$1,395,298

US Municipals - 33.99% of net assets applicable to common shareholders, total cost of $1,088,931
$741,667			State of Illinois General Obligations	5.10%	06/01/33	$760,112
357,143			State of Illinois General Obligations	7.35%	07/01/35	388,912

$1,098,810						$1,149,024

Total investments (124.79% of net assets applicable to common shareholders)						$4,218,593
Other Assets and Liabilities, net (-24.79% of net assets applicable to common shareholders)						(838,064)

Net assets applicable to common shareholders - 100%						$3,380,529

Securities sold under reverse repurchase agreements - 28.84% of net assets applicable to common shareholders
$975,000			Reverse Repurchase Agreement with South Street Securities			$975,000
			4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by US Government,
			Agencies and Instrumentalities with a face amount of $935,000 and a fair value of $1,023,170;
			5.50% with a maturity date July 15, 2036)

$975,000						$975,000

A	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

B

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

C	These bonds have defaulted and are not currently accruing interest income. However, they are still trading in the open market.

D	Issued with zero coupon. Income is recognized through the accretion of discount.